Deferred charges, net (Tables)	12 Months Ended
Dec. 31, 2020
Deferred charges, net [Abstract]
Deferred Dry-Docking Costs, Net
The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets, is as follows:

Dry-docking costs
Balance September 30, 2018	$443,394
Amortization	(102,324)
Balance December 31, 2018	$341,070
Amortization	(341,070)
Balance December 31, 2019	$—
Additions	2,216,102
Amortization	(154,529)
Balance December 31, 2020	$2,061,573